Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

23. Related party transactions

Related party transactions at voxeljet mainly consist of transactions with individuals on the Management Board and Supervisory Board.

Key management is defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company within their function and within the interest of the Company.

The following table presents the amount and components of Management Board compensation:

MANAGEMENT COMPENSATION

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Fixed compensation	782	781	778
Compensation from stock option plan	353	360	231
Total	1,135	1,141	1,009

Management Board remuneration currently consists of a fixed monetary remuneration, other fixed benefits (including Company car allowances and contributions to a defined contribution plan) as well as the participation in a stock options plan, which was executed on April 7, 2017. There were no variable compensations for the years 2017, 2018 and 2019.

Transactions with related parties

A related party relationship could have an effect on the profit and loss and financial position of the Company. Defined as related parties are individuals or other third parties with whom voxeljet has common control relationships.

OTHER RELATED PARTIES

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Minority shareholder of voxeljet China, Customer	04/11/2016-Current
Simon Franz	Employee	04/11/2017-07/31/2019
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2, in each of 2019, 2018 and 2017. The rental of office space is ongoing and will continue in 2020. In addition, Franz Industriebeteiligungen AG received payments related to the use of certain paintings which are placed in the administrative building in Friedberg. Associated rental expenses amounted to kEUR 2 in each of 2018 and 2017. At the beginning of 2019, voxeljet acquired those paintings at a price of kEUR 2 and consequently the rental agreement pertaining to the paintings was terminated.

Further, voxeljet acquired goods amounting to kEUR 0, kEUR 7, and kEUR 15 in 2019, 2018 and 2017 from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR 56, kEUR 74 and kEUR 43 in 2019, 2018 and 2017 from ‘Andreas Schmid Logistik’, where the member of our supervisory board Dr. Stefan Söhn serves as the Chief Financial Officer.

Moreover, voxeljet received orders amounting to kEUR 164, kEUR 175 and kEUR 244 in 2019, 2018 and 2017 from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which is our minority shareholder for voxeljet China.

Further, voxeljet received orders amounting to kEUR 13, kEUR 0 and kEUR 0 in 2019, 2018 and 2017 from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where we own 33.3%.

In addition, voxeljet employed Simon Franz as an intern, who is the son of voxeljet’s CFO Rudolf Franz. He received a salary of kEUR 9, kEUR 12 and kEUR 3 in 2019, 2018 and 2017, respectively.